Quarterly Holdings Report
for
Fidelity® California Limited Term Tax-Free Bond Fund
November 30, 2022
CSI-NPRT3-0123
1.824280.117
Municipal Bonds - 98.9%
	Principal Amount (a)	Value ($)
California - 98.3%
ABC Unified School District Series 2001 C, 0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,285,000	1,189,657
Alameda Corridor Trans. Auth. Rev. Series 2016 A, 4% 10/1/23	850,000	854,797
Azusa Unified School District Series 2002, 0% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	1,125,000	994,574
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2018 A, 2.625%, tender 4/1/26 (b)	7,300,000	7,151,568
Series 2021 A, 2%, tender 4/1/28 (b)	11,900,000	10,990,647
Series A, 2.95%, tender 4/1/26 (b)	1,920,000	1,900,494
Series B, 2.85%, tender 4/1/25 (b)	7,215,000	7,147,859
Bay Area Wtr. Supply & Conservation Agcy. (Cap. Cost Recovery Prepayment Prog.) Series 2023 A:
5% 10/1/23 (c)	1,000,000	1,017,774
5% 10/1/24 (c)	1,000,000	1,039,611
5% 10/1/25 (c)	1,000,000	1,059,494
5% 10/1/26 (c)	1,000,000	1,079,055
5% 10/1/27 (c)	1,000,000	1,096,003
5% 10/1/28 (c)	1,000,000	1,113,848
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A:
4% 6/1/23	490,000	492,376
5% 6/1/24	350,000	359,190
5% 6/1/25	400,000	415,169
5% 6/1/26	500,000	521,953
California Edl. Facilities Auth. Rev. Series 2021 A:
5% 4/1/23	525,000	529,003
5% 4/1/24	525,000	539,747
5% 4/1/25	415,000	436,243
5% 4/1/26	475,000	507,311
5% 4/1/27	475,000	515,976
5% 4/1/28	375,000	413,478
California Gen. Oblig.:
Series 2014, 4% 5/1/23	2,440,000	2,457,307
Series 2015, 5% 8/1/24	2,060,000	2,146,965
Series 2016:
5% 8/1/27	2,000,000	2,171,083
5% 9/1/30	1,550,000	1,682,009
Series 2018, 5% 8/1/25	250,000	266,101
Series 2020:
4% 3/1/24	2,500,000	2,549,484
5% 11/1/26	2,000,000	2,182,824
5% 11/1/30	1,060,000	1,235,075
Series 2021:
4% 12/1/24	5,000,000	5,145,274
5% 12/1/25	2,500,000	2,679,895
California Health Facilities Fing. Auth. Rev.:
Bonds:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (b)	12,800,000	12,513,018
Series 2016 B2, 4%, tender 10/1/24 (b)	7,130,000	7,278,651
Series 2019 B, 5%, tender 10/1/27 (b)	5,625,000	6,150,860
Series 2019 C:
5%, tender 10/1/25 (b)	3,910,000	4,168,846
5%, tender 10/1/25 (b)	5,730,000	6,062,641
Series 2021 A, 3%, tender 8/15/25 (b)	9,000,000	8,991,363
Series 2015, 5% 11/15/25	675,000	720,703
Series 2016 A, 4% 3/1/27	475,000	484,906
Series 2021 A:
4% 11/1/23	500,000	506,587
4% 11/1/24	365,000	373,957
5% 11/1/25	500,000	532,277
5% 11/1/26	300,000	324,977
5% 11/1/27	200,000	220,246
Series 2021 B:
5% 11/1/26	250,000	270,814
5% 11/1/27	600,000	660,737
Series 2022 A:
5% 5/15/23	550,000	555,473
5% 5/15/24	1,200,000	1,235,820
5% 5/15/25	1,650,000	1,734,650
5% 5/15/26	1,000,000	1,070,298
5% 5/15/27	275,000	298,986
California Infrastructure & Econ. Dev. Series 2019, 5% 8/1/27	300,000	327,845
California Infrastructure and Econ. Dev. Bank Rev.:
Bonds:
(Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	7,000,000	6,076,067
Series 2021 B1, 0.39%, tender 1/1/24 (b)	2,500,000	2,439,664
Series 2015 A, 5% 11/1/24	1,230,000	1,256,180
California Muni. Fin. Auth. (Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A, 5% 6/1/30	2,650,000	2,888,140
California Muni. Fin. Auth. Ctfs. of Prtn. Series 2021, 5% 11/1/27 (d)	6,930,000	7,301,433
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/23	1,230,000	1,247,433
5% 10/1/24	370,000	380,991
5% 10/1/25	1,210,000	1,261,463
5% 10/1/26	355,000	374,453
(Channing House Proj.) Series 2017 A:
4% 5/15/28	2,000,000	2,086,459
5% 5/15/24	910,000	939,135
5% 5/15/26	360,000	385,920
5% 5/15/27	350,000	381,751
(Institute On Aging Proj.) Series 2017:
5% 8/15/23	225,000	228,675
5% 8/15/24	285,000	295,602
5% 8/15/25	995,000	1,052,195
5% 8/15/26	275,000	296,077
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/23	700,000	708,406
5% 6/1/25	1,250,000	1,318,329
5% 6/1/28	390,000	424,126
Series 2016 A, 4% 11/1/26 (d)	750,000	741,420
Series 2017 A:
5% 11/1/23	450,000	455,962
5% 7/1/24	1,400,000	1,430,216
5% 7/1/25	1,035,000	1,069,264
5% 11/1/25	745,000	768,143
5% 7/1/26	1,065,000	1,110,954
5% 7/1/27	1,235,000	1,303,183
5% 7/1/29	115,000	121,510
Series 2017 B:
5% 7/1/24	1,440,000	1,471,080
5% 1/1/25	1,230,000	1,267,662
5% 7/1/26	500,000	521,574
5% 7/1/27	640,000	675,334
Series 2018:
5% 10/1/23	225,000	228,189
5% 10/1/24	275,000	282,774
5% 10/1/25	275,000	285,115
5% 10/1/26	300,000	313,916
Series 2019 A:
5% 4/1/26	650,000	694,216
5% 4/1/27	1,285,000	1,395,851
5% 4/1/28	2,000,000	2,205,215
5% 4/1/29	3,000,000	3,344,813
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009 A, 1.3%, tender 2/3/25 (b)(d)	1,500,000	1,408,006
California Muni. Fin. Auth. Sr Living Series 2019:
4% 11/15/23	295,000	294,177
4% 11/15/25	630,000	619,662
4% 11/15/28	710,000	679,103
California Muni. Fin. Auth. Student Hsg.:
(CHF Davis II, L.L.C. Orchard Park Student Hsg. Proj.) Series 2021:
5% 5/15/24 (Build America Mutual Assurance Insured)	500,000	513,127
5% 5/15/25 (Build America Mutual Assurance Insured)	400,000	416,754
5% 5/15/26 (Build America Mutual Assurance Insured)	350,000	369,409
5% 5/15/27 (Build America Mutual Assurance Insured)	470,000	501,873
5% 5/15/28 (Build America Mutual Assurance Insured)	375,000	405,027
5% 5/15/29 (Build America Mutual Assurance Insured)	400,000	436,447
5% 5/15/30 (Build America Mutual Assurance Insured)	500,000	550,332
(CHF-Davis I, LLC - West Village Student Housing Proj.) Series 2018, 5% 5/15/23	1,000,000	1,005,257
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/24	1,300,000	1,319,981
5% 5/15/25	3,400,000	3,481,012
5% 5/15/26	3,000,000	3,092,865
5% 5/15/27	3,000,000	3,110,046
(CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Hsg. Proj.) Series 2018:
5% 5/15/23	950,000	954,355
5% 5/15/24	2,265,000	2,294,377
5% 5/15/27	750,000	772,279
(CHF-Riverside II, LLC-UCR North District Phase I Student Hsg. Proj.) Series 2019:
5% 5/15/23 (Build America Mutual Assurance Insured)	400,000	403,890
5% 5/15/24 (Build America Mutual Assurance Insured)	345,000	354,305
California Pub. Fin. Auth. Rev. Series 2021 A:
4% 10/15/23	285,000	287,137
4% 10/15/24	380,000	383,511
4% 10/15/25	390,000	394,307
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.):
Series 2016 D, 5% 4/1/28	4,600,000	4,995,094
Series 2021 D:
5% 11/1/27	3,555,000	3,942,447
5% 11/1/28	3,745,000	4,226,576
Series 2022 C:
5% 8/1/24	2,570,000	2,675,497
5% 8/1/25	4,850,000	5,158,490
5% 8/1/26	6,255,000	6,779,882
5% 8/1/27	5,165,000	5,701,381
5% 8/1/28	3,175,000	3,567,957
Series B, 5% 10/1/26	325,000	353,390
Series 2021 D, 4% 11/1/26	2,905,000	3,048,972
Series A, 5% 9/1/29	860,000	894,876
California State Univ. Rev.:
Bonds:
Series 2016 B1, 1.6%, tender 11/1/26 (b)	525,000	486,226
Series 2016 B3, 4%, tender 11/1/23 (b)	6,205,000	6,235,159
Series 2020 A:
5% 11/1/24	1,500,000	1,570,914
5% 11/1/25	1,000,000	1,068,032
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/23	2,375,000	2,389,937
5% 5/15/24	1,000,000	1,018,488
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
5% 1/1/23	500,000	500,835
5% 1/1/24	750,000	765,406
5% 1/1/25	2,100,000	2,163,022
5% 1/1/26	1,090,000	1,135,836
5% 1/1/27	1,900,000	1,998,242
California Statewide Cmntys. Dev. Auth. Rev.:
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/24	1,020,000	1,053,454
5% 7/1/25	625,000	657,026
Series 2014 B, 5% 7/1/24 (Escrowed to Maturity)	900,000	934,762
Series 2015:
4% 2/1/25	940,000	880,789
5% 2/1/30	200,000	176,825
Series 2016:
5% 10/1/24	2,030,000	2,091,760
5% 10/1/25	1,010,000	1,052,679
Series 2018 A, 5% 3/1/27	555,000	591,037
Series 2018, 5% 7/1/23	300,000	304,110
Series 2021 A:
5% 4/1/23	350,000	352,692
5% 4/1/24	375,000	383,211
5% 4/1/25	575,000	595,985
5% 4/1/26	380,000	398,687
5% 4/1/27	600,000	636,178
5% 4/1/28	425,000	454,939
5% 4/1/29	625,000	674,009
5% 4/1/30	440,000	476,268
5% 4/1/31	450,000	489,696
Chula Vista Elementary School District Series 2019, 0% 8/1/23	6,500,000	6,383,004
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
5% 7/1/26	250,000	270,816
5% 7/1/27	255,000	281,627
El Camino Hosp. District Series 2006, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	3,994,644
El Dorado Irr. Distr. Rev. Series 2016 A, 5% 3/1/23	500,000	503,174
Elk Grove Fin. Auth. Spl. Tax Rev.:
Series 2015:
5% 9/1/23	1,000,000	1,015,121
5% 9/1/24	1,000,000	1,032,919
5% 9/1/27	150,000	159,111
Series 2016:
4% 9/1/23	1,500,000	1,505,936
4% 9/1/25	1,915,000	1,927,440
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 5% 2/1/24 (Build America Mutual Assurance Insured)	1,460,000	1,498,608
Elsinore Valley Muni. Wtr. District Series 2016 A:
5% 7/1/23	770,000	781,131
5% 7/1/24	1,000,000	1,036,257
Emery Unified School District Series D, 0% 8/1/40 (Pre-Refunded to 8/1/23 @ 40.487)	250,000	99,567
Evergreen Elementary School District Series 2006 B, 0% 8/1/27	1,240,000	1,076,777
Fairfield Ctfs. Prtn. Series 2007, 0% 4/1/27	1,850,000	1,598,922
Fullerton Pub. Fing. Auth. Series 2021 A:
4% 2/1/23	100,000	100,237
4% 2/1/24	240,000	243,616
4% 2/1/25	235,000	239,917
4% 2/1/26	210,000	215,848
4% 2/1/27	230,000	237,155
4% 2/1/28	230,000	237,859
4% 2/1/30	385,000	398,740
Garvey School District Series 2000 B, 0% 8/1/30	1,625,000	1,231,759
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A, 0% 6/1/27 (Escrowed to Maturity)	5,000,000	4,399,004
Series 2015 A, 5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	6,435,000	6,831,603
Series 2017 A1, 5% 6/1/28 (Pre-Refunded to 6/1/27 @ 100)	1,510,000	1,663,017
Series A, 0% 6/1/24 (Escrowed to Maturity)	7,605,000	7,310,226
Long Beach Unified School District Series D1, 0% 8/1/29	1,915,000	1,494,244
Los Angeles Cmnty. College District Series 2016 I, 4% 8/1/24	800,000	820,409
Los Angeles County Pub. Works Fing. Auth. Lease Rev.:
(LACMA Bldg. for the Permanent Collection Proj.) Series 2020 A, 5% 12/1/27	3,375,000	3,756,996
Series 2022 G:
5% 12/1/25	1,500,000	1,606,142
5% 12/1/26	1,750,000	1,910,984
5% 12/1/27	1,875,000	2,087,220
5% 12/1/28	1,625,000	1,841,405
Los Angeles Dept. Arpt. Rev.:
Series 2020 A:
5% 5/15/24	5,000,000	5,173,118
5% 5/15/25	5,015,000	5,300,389
Series 2020 B, 5% 5/15/26	7,000,000	7,539,895
Series C, 5% 5/15/25	265,000	279,886
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2022 E:
5% 7/1/24 (c)	5,250,000	5,456,100
5% 7/1/25 (c)	5,000,000	5,312,597
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2014 A, 5% 5/1/23 (Escrowed to Maturity)	475,000	480,115
Series 2014 B, 5% 5/1/23 (Escrowed to Maturity)	200,000	202,071
Los Angeles Unified School District:
Series 2016 B, 2% 7/1/29	465,000	423,513
Series 2020 C, 5% 7/1/26	5,670,000	6,152,239
Series A:
5% 7/1/24	435,000	452,146
5% 7/1/25	3,355,000	3,565,618
Series C, 5% 7/1/25	655,000	680,506
Series M1, 5% 7/1/25	300,000	318,833
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/23	2,610,000	2,624,782
5% 4/1/30	1,200,000	1,303,728
Montebello Pub. Fing. Auth.:
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/27	1,415,000	1,506,458
(Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A, 5% 6/1/28	1,490,000	1,584,666
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/29	1,560,000	1,658,321
Monterey Peninsula Cmnty. College District Series 2016, 0% 8/1/24	2,850,000	2,718,704
Mount Diablo Unified School District Series 2022 B, 4% 8/1/27	3,000,000	3,171,041
Napa Valley Cmnty. Cllge District Series 2002 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,025,000	880,324
Napa Valley Unified School District Series 2010 A, 0% 8/1/27	2,065,000	1,774,345
Newport Mesa Unified School District Series 2007, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,915,000	3,179,498
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (b)	10,000,000	10,033,137
Oakland Unified School District Alameda County:
Series 2015 A:
5% 8/1/23 (Assured Guaranty Muni. Corp. Insured)	2,125,000	2,160,189
5% 8/1/24	1,900,000	1,970,418
5% 8/1/24 (Assured Guaranty Muni. Corp. Insured)	2,400,000	2,492,134
Series 2016:
5% 8/1/26	1,470,000	1,585,338
5% 8/1/29	940,000	1,012,277
Orange County Trans. Auth. (I-405 Impt. Proj.) Series 2021, 5% 10/15/24 (Liquidity Facility Orange County Local Trans. Auth. Sales Tax Rev.)	5,000,000	5,230,204
Palmdale School District Series 2002, 0% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,235,464
Palo Alto Unified School District Gen. Oblig. Series 2008, 0% 8/1/25	2,255,000	2,093,175
Palomar Cmnty. College District Series 2010 B, 0% 8/1/29	1,010,000	803,752
Palomar Health Calif Ctfs. Prtn. Series 2017:
5% 11/1/23	300,000	304,408
5% 11/1/24	300,000	308,391
5% 11/1/25	350,000	364,400
5% 11/1/26	475,000	499,389
Palomar Health Rev. Series 2016:
5% 11/1/25	2,000,000	2,082,288
5% 11/1/26	1,875,000	1,971,273
Palomar Pomerado Health Series 2009 A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	800,000	571,939
Placentia-Yorba Linda Unified School District Series 2004 B, 0% 8/1/27	1,905,000	1,652,724
Poway California Redev. Agcy. Successor Series A:
5% 12/15/23	4,330,000	4,435,565
5% 6/15/24	2,440,000	2,526,867
Poway Unified School District Series 2009, 0% 8/1/26	2,145,000	1,918,869
Poway Unified School District Pub. Fing. Series 2015 A, 5% 9/1/23	1,345,000	1,362,139
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Bonds Series 2018 C, 2.125%, tender 10/1/23 (b)	25,000,000	24,845,562
Richmond Wastewtr. Rev. Series 2019 B:
5% 8/1/24	730,000	757,661
5% 8/1/25	1,950,000	2,066,267
Rio Hondo Cmnty. College District Series 2010 C, 0% 8/1/29	1,800,000	1,440,902
Riverside Swr. Rev. Series 2015 A, 5% 8/1/24	1,500,000	1,560,326
Sacramento City Unified School District:
Series 2007:
0% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	1,455,000	1,251,378
0% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	500,000	413,533
Series 2014:
5% 7/1/23	605,000	612,797
5% 7/1/25	50,000	51,538
Series 2021:
4% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	900,000	906,559
4% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,018,078
4% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	1,200,000	1,233,920
4% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	1,100,000	1,137,751
4% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	350,000	365,069
4% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	625,000	653,756
4% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	250,000	262,310
Series 2022:
5% 7/1/26 (Build America Mutual Assurance Insured)	1,415,000	1,521,262
5% 7/1/27 (Build America Mutual Assurance Insured)	1,825,000	1,996,557
5% 7/1/28 (Build America Mutual Assurance Insured)	2,250,000	2,498,953
5% 7/1/29 (Build America Mutual Assurance Insured)	2,750,000	3,099,598
5% 7/1/30 (Build America Mutual Assurance Insured)	1,575,000	1,798,911
Sacramento County Arpt. Sys. Rev.:
Series 2018 A:
5% 7/1/23	430,000	436,291
5% 7/1/24	675,000	700,538
5% 7/1/25	605,000	640,022
Series 2018 B:
5% 7/1/24	1,560,000	1,619,022
5% 7/1/25	2,040,000	2,158,091
Series 2018 D:
5% 7/1/23	500,000	507,054
5% 7/1/24	400,000	414,566
Series 2018 E, 5% 7/1/28	745,000	826,619
Series 2020:
5% 7/1/23	350,000	354,612
5% 7/1/24	730,000	752,455
5% 7/1/25	1,045,000	1,105,493
5% 7/1/26	370,000	398,047
5% 7/1/27	830,000	908,771
5% 7/1/28	700,000	779,363
Sacramento Muni. Util. District Elec. Rev. Bonds Series 2019 B, 5%, tender 10/15/25 (b)	1,920,000	2,012,475
Sacramento TOT Rev.:
Series 2018 A, 5% 6/1/31	500,000	546,788
Series A, 5% 6/1/26	900,000	956,609
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A, 1.8% 11/15/27	2,495,000	2,300,830
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/24	1,415,000	1,462,964
5% 7/1/26	1,450,000	1,554,284
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2019 A, 5% 7/1/24	45,000	46,667
Series 2020 B, 5% 7/1/29	1,025,000	1,154,650
San Diego County Wtr. Auth. Rev. Series 2021 A, 5% 5/1/25	1,050,000	1,111,126
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2015 B:
5% 10/15/23	1,400,000	1,430,294
5% 10/15/25	1,605,000	1,710,328
San Jacinto Unified School District Series 2014:
5% 8/1/23 (Assured Guaranty Muni. Corp. Insured)	400,000	405,959
5% 8/1/24 (Assured Guaranty Muni. Corp. Insured)	750,000	776,679
San Marcos Redev. Agcy. Successor Series 2015 A, 5% 10/1/23	900,000	916,251
San Mateo County Cmnty. College District Series 2006 B, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,505,000	3,145,794
San Mateo Unified School District:
(Election of 2000 Proj.) Series B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,055,000	2,806,885
Series 2013 A, 5% 9/1/33 (Pre-Refunded to 9/1/23 @ 100)	815,000	829,696
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/23 (Assured Guaranty Muni. Corp. Insured)	630,000	637,642
5% 6/15/24 (Assured Guaranty Muni. Corp. Insured)	100,000	103,376
Santa Barbara Fing. Auth. (Arpt. Proj.) Series 2019:
5% 4/1/23	1,125,000	1,134,402
5% 4/1/25	1,250,000	1,316,884
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (b)	7,325,000	6,827,349
Stockton Pub. Fing. Auth. Wtr. Rev. Series 2018 A:
5% 10/1/23	650,000	663,248
5% 10/1/24	700,000	728,648
5% 10/1/25	750,000	794,799
5% 10/1/26	1,000,000	1,078,632
5% 10/1/27	1,000,000	1,097,268
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/23 (Assured Guaranty Muni. Corp. Insured)	3,115,000	3,163,262
5% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	125,000	129,331
5% 9/1/26 (Assured Guaranty Muni. Corp. Insured)	3,610,000	3,841,991
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/23	1,000,000	1,008,317
5% 6/1/27	500,000	526,772
Turlock Irrigation District Rev. Series 2020:
5% 1/1/25	4,760,000	4,993,710
5% 1/1/26	4,995,000	5,349,741
Univ. of California Revs. Series 2023 BM:
5% 5/15/28 (c)	3,000,000	3,322,103
5% 5/15/29 (c)	2,350,000	2,644,410
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
5% 1/1/23	450,000	450,714
5% 1/1/24	1,150,000	1,172,514
5% 1/1/26	500,000	522,512
5% 1/1/28	1,000,000	1,060,476
Vernon Elec. Sys. Rev.:
Series 2021 A:
5% 4/1/24	1,100,000	1,118,904
5% 4/1/26	1,000,000	1,039,584
5% 4/1/28	1,500,000	1,589,209
Series 2022 A:
5% 8/1/23	575,000	580,377
5% 8/1/24	700,000	714,806
5% 8/1/25	500,000	516,255
5% 8/1/26	600,000	625,760
5% 8/1/29	1,055,000	1,127,759
Washington Township Health Care District Rev.:
Series 2019 A:
5% 7/1/23	715,000	722,148
5% 7/1/24	500,000	512,652
5% 7/1/25	500,000	515,308
5% 7/1/26	550,000	571,860
5% 7/1/27	600,000	627,459
Series A:
5% 7/1/23	175,000	177,053
5% 7/1/24	200,000	205,092
5% 7/1/25	200,000	207,521
5% 7/1/26	250,000	262,327
5% 7/1/27	375,000	395,703
5% 7/1/28	400,000	425,131
5% 7/1/29	350,000	374,113
West Contra Costa Unified School District:
Series 2004 C, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	530,000	457,916
Series E:
4% 8/1/25 (Assured Guaranty Muni. Corp. Insured)	500,000	515,298
4% 8/1/27 (Assured Guaranty Muni. Corp. Insured)	650,000	681,528
4% 8/1/27 (Assured Guaranty Muni. Corp. Insured)	600,000	629,103
Series F, 4% 8/1/25 (Assured Guaranty Muni. Corp. Insured)	400,000	412,239
TOTAL CALIFORNIA		576,302,179
Puerto Rico - 0.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/24	2,000,681	1,837,673
5.25% 7/1/23	1,000,000	1,004,211
5.625% 7/1/27	200,000	204,600
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
5% 7/1/23	50,000	50,537
5% 7/1/24	70,000	71,804
5% 7/1/25	95,000	98,620
5% 7/1/26	100,000	104,828
TOTAL PUERTO RICO		3,372,273
TOTAL MUNICIPAL BONDS (Cost $600,259,111)		579,674,452

Municipal Notes - 0.9%
	Principal Amount (a)	Value ($)
California - 0.9%
California Gen. Oblig. Series 2005 B5, 0.55% 12/1/22, LOC U.S. Bank NA, Cincinnati, VRDN (b)	1,800,000	1,800,000
California Muni. Fin. Auth. Rev. (Chevron U.S.A., Inc. Proj.) Series 2010 A, 0.78% 12/1/22, VRDN (b)	2,000,000	2,000,000
Irvine Reassessment District 12-1 Ltd. Oblig. Series A, 0.7% 12/1/22, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(d)	1,614,000	1,614,000

TOTAL MUNICIPAL NOTES (Cost $5,414,000)		5,414,000

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $605,673,111)	585,088,452
NET OTHER ASSETS (LIABILITIES) - 0.2%	1,270,617
NET ASSETS - 100.0%	586,359,069

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,064,859 or 1.9% of net assets.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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